TOML Acquisition (Details) - Schedule of net assets acquired as part of the TOML acquisition - DeepGreen Metals Inc. [Member]	3 Months Ended
Mar. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash payment	$ 560,000
Common shares issued for TOML acquisition (7,777,777 @ $3.60)	27,999,997
Transaction costs paid	47,375
Deferred consideration	3,440,000
Total Acquisition Cost	32,047,372
Allocated to
Equipment (Note 7)	21,274
Exploration licenses (Note 8)	42,701,464
Deferred tax liability (Note 15)	$ (10,675,366)